[AGL COMPANY LETTERHEAD]


VIA EDGAR TRANSMISSION

October 11, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D. C. 20549

Re:   Variable Separate Account ("Registrant")
      American General Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03859)
      (CIK No. 0000729522)

-----------       ----------------------------------------
FILE NUMBER       PRODUCT NAME
-----------       ----------------------------------------
333-185762        Polaris Platinum III (Early Access)
                  Polaris Platinum III
-----------       ----------------------------------------
333-185778        Polaris Preferred Solution (Non-Rewards)
                  Polaris Preferred Solution
-----------       ----------------------------------------
333-198223        Polaris Select Investor
-----------       ----------------------------------------
333-213338        Polaris Advisory Income
-----------       ----------------------------------------

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933
("1933 Act"), on behalf of the Registrant we hereby certify that:

      (1) In connection with the above-referenced Registration Statements, the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have been different from that contained in the most recent Registration Statements, and

      (2) The text of the most recent Registration Statements has been filed with the Commission electronically.

Please direct any inquiry regarding the foregoing to the undersigned at
(310) 772-6307.

Very truly yours,


/s/Lucia Williams
Lucia Williams
Director, Legal Services